Prices Used in Determining Future Net Revenues Related to Standardized Measure Calculation (Detail)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2009	Dec. 31, 2008
Oil
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Price before field differentials used in determining future net revenues	95.68	96.19	79.43	61.18	49.66	44.60
Natural Gas
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Price before field differentials used in determining future net revenues	3.14	4.11	4.38	3.87	3.63	5.62